Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (3,788,856)	$ (13,517,244)	$ (3,282,972)
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Vessel depreciation	12,410,687	13,877,730	10,966,621
Impairment loss	0	2,796,605	0
Amortization and write off of deferred charges	331,798	264,270	209,110
Share-based compensation	801,243	954,087	797,984
Change in fair value of derivatives	180,688	(1,374,060)	3,252,230
Gain on sale of vessel	(2,793,749)	0
Bad debt expense	0	0	134,294
(Increase) / decrease in:
Trade accounts receivable	5,127,166	(1,692,470)	272,933
Prepaid expenses	(36,679)	(231,108)	5,644
Other receivables	171,795	1,014,410	(1,781,200)
Inventories	789,352	1,958,129	(3,060,011)
Due from related companies	0	0	2,416,180
Increase / (decrease) in:
Trade accounts payable	(690,484)	(276,840)	(13,382)
Accrued expenses	(783,436)	1,533,460	1,315,887
Deferred revenues	594,878	(99,544)	(4,798)
Due to related companies	446,217	(396,528)	577,542
Net cash provided by operating activities	12,760,620	4,810,897	11,806,062
Cash flows from investing activities:
Cash paid for vessel acquisitions and capitalized expenses	(165,461)	(1,540,654)	(65,286,558)
Cash paid for vessels under construction	(7,197,946)	(7,188,614)	0
(Expenses paid for vessels sale) / Net proceeds from vessels sale	13,109,288	0	(15,274)
Net cash used in investing activities	5,745,881	(8,729,268)	(65,301,832)
Cash flows from financing activities:
Cash paid for share repurchase	0	(1,272,627)	(2,030,570)
Offering expenses paid	0	0	(137,330)
Loan arrangement fees paid	(136,733)	(355,000)	(479,750)
Contributions made by non-controlling shareholders	390,000	0	10,140,000
Capital distributions paid to non-controlling shareholders	487,500	(0)	(0)
Proceeds from long-term bank loans	8,591,591	16,000,000	46,500,000
Repayment of long-term bank loans	(13,100,000)	(12,645,000)	(23,520,000)
Net cash provided by financing activities	(4,742,642)	1,727,373	30,472,350
Net (decrease) / increase in cash, cash equivalents and restricted cash	13,763,859	(2,190,998)	(23,023,420)
Cash, cash equivalents and restricted cash at beginning of year	11,908,595	14,099,593	37,123,013
Cash, cash equivalents and restricted cash at end of year	25,672,454	11,908,595	14,099,593
Cash Breakdown
Cash and cash equivalents	20,315,532	6,711,327	8,002,024
Restricted cash	2,156,922	1,587,268	2,797,569
Restricted cash, long term	3,200,000	3,610,000	3,300,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	25,672,454	11,908,595	14,099,593
Supplemental cash flow information
Cash paid for interest	6,790,794	7,588,550	5,950,733
Financing and investing activities fees:
Capital expenditures included in liabilities	157,001	28,864	230,465
Vessel sale expenses included in liabilities	$ 68,048	$ 0	0
Nonrelated Party [Member]
Adjustments to reconcile net income / (loss) to net cash provided by operating activities:
Gain on sale of vessel			$ 0